Note 10 - Revenue - Disaggregation of Revenues (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Coagulation testing products	$ 6,282,738	$ 6,632,838
Products and services transferred at a point in time	6,282,738	6,632,838
Transferred at Point in Time [Member]
Coagulation testing products	6,282,738	6,632,838
Products and services transferred at a point in time	6,282,738	6,632,838
Coagulation Test Devices [Member]
Coagulation testing products	2,879,106	2,607,506
Products and services transferred at a point in time	2,879,106	2,607,506
Laboratory Testing Services [Member]
Coagulation testing products	885,406	996,346
Products and services transferred at a point in time	885,406	996,346
Wine Testing Products [Member]
Coagulation testing products	2,409,979	2,528,666
Products and services transferred at a point in time	2,409,979	2,528,666
Veterinary Diabetes Product Member
Coagulation testing products	108,247	500,320
Products and services transferred at a point in time	$ 108,247	$ 500,320